Other Assets	12 Months Ended
Dec. 31, 2018
OTHER ASSETS.
OTHER ASSETS

17. OTHER ASSETS

($ millions)	December 31 2018	December 31 2017

Investments	237	224

Prepaids and other	889	987

	1 126	1 211

Prepaids and other includes long-term accounts receivable related to deposits paid on Notices of Reassessments that have been received from the Canada Revenue Agency (CRA) and are unlikely to be settled within one year.